                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Breeden Capital Management LLC
Address:        100 Northfield Street
                Greenwich, CT 06830

Form 13F File Number: 28-12318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard C. Breeden
Title: Chairman
Phone: (203) 618-0065

Signature, Place, and Date of Signing:

  /s/ Richard C. Breeden        Greenwich, CT              May 15, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                0
Form 13F Information Table Entry Total:                           9
Form 13F Information Table Value Total:       $ 517,636 (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                          FORM 13F INFORMATION TABLE
                        BREEDEN CAPITAL MANAGEMENT LLC
                       FOR QUARTER ENDED MARCH 31, 2007

                                                                                                   Voting Authority
                             Title of             Value   Shrs or prn SH/ Put/ Investment  Other   ----------------
Name of Issuer                Class     CUSIP   (x $1000)     amt     PRN Call Discretion Managers Sole Shared None
--------------               -------- --------- --------- ----------- --- ---- ---------- -------- ---- ------ ----
Acco Brands Corp.            Com      00081T108  $ 9,455     392,500  SH          SOLE              X
Alexander & Baldwin Inc      Com      014482103  $80,587   1,597,672  SH          SOLE              X
Applebee's International Inc Com      037899101  $99,740   4,025,000  SH          SOLE              X
Bausch & Lomb Inc            Com      071707103  $39,368     769,500  SH          SOLE              X
H&R Block Inc                Com      093671105  $80,374   3,820,050  SH          SOLE              X
Helmerich & Payne Inc        Com      423452101  $42,640   1,405,400  SH          SOLE              X
Hillenbrand Industries       Com      431573104  $86,740   1,461,003  SH          SOLE              X
Steris Corp                  Com      859152100  $69,640   2,621,973  SH          SOLE              X
Warnaco Group Inc            Com New  934390402  $ 9,092     320,158  SH          SOLE              X